Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP, PR - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for plan benefits per the financial statements	$ 423,309	$ 395,838
Amounts allocated to withdrawing participants	(47)	(7)
Deemed distributions	(356)	(504)
Net assets available for plan benefits per Form 5500	$ 422,906	$ 395,327